Equity - Schedule of Nonvested Restricted Stock Units Activity (Details) - Restricted Stock - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Shares
Beginning balance, Shares	543,707
Granted	125,475	13,581
Vested	(25,664)	(3,306)
Canceled	(6,346)
Ending balance, Shares	637,172
Weighted-Average Grant-Date Fair Value
Beginning balance, Weighted-Average Grant-Date Fair Value	$ 26.43
Granted	31.22	$ 22.09
Vested	21.43
Canceled	22.33
Ending balance, Weighted-Average Grant-Date Fair Value	$ 27.62
Total Vest-Date Fair Value	$ 793	$ 73